Intangible assets	6 Months Ended
Jun. 30, 2024
Intangible assets
Intangible assets

5Intangible assets

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2024	2023
	Net book value	Net book value
	USD	USD
Licenses (i)	129,052	225,776
	129,052	225,776

(i)  In May 2023 the Group obtained a smart transportation operating license in Egypt in collaboration with Land Transport Regulatory Authority (LTRA) which granted the Egyptian entity a five-year operating license commencing on May 16, 2023 and expires on May 15, 2028.